Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2017
Research and development expenses and advertising expenses

13. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥96,997 million, ¥83,315 million and ¥83,050 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥69,129 million, ¥61,544 million and ¥62,531 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.